CONDENSED BALANCE SHEETS (Parenthetical) - $ / shares	Mar. 31, 2017	Dec. 31, 2016	Dec. 28, 2016	Nov. 02, 2016	Nov. 01, 2016	Dec. 31, 2015	Dec. 11, 2015
Preferred stock, par value	$ 0.001	$ 0.001				$ 0.001
Preferred stock, shares authorized	5,000,000	5,000,000				5,000,000
Common stock, par value	$ 0.0001	$ 0.0001	$ 0.0001			$ 0.0001	$ 0.0001
Common stock, shares authorized	1,500,000,000	200,000,000	1,500,000,000			200,000,000
Common stock, shares issued	763,612	940				489
Common stock, shares outstanding	763,612	940				489
Series E Preferred Stock [Member]
Preferred stock, shares authorized	74,380	74,380		74,380	2,860,200	2,860,200
Preferred stock, shares issued	74,380	74,380		74,380		88,347
Preferred Stock, Shares Outstanding	74,380	74,380		74,380		88,347